[EATON VANCE LOGO]

[EDUCATION SIGN]


Semiannual Report June 30, 2001




                                   EATON VANCE
                                   MUNICIPAL
                                      BOND
                                      FUND






[PICTURE OF CARSON HIGHWAY]

[PICTURE OF BRIDGE]

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

As we've often noted, the municipal bond market has long been the primary source of funding in the U.S. for state and local public projects. Understandably, given the vast size and complicated nature of this arena, market participants require sound criteria to determine credit quality, assess risk and establish consistent benchmarks for valuations. Determining credit quality is, therefore, a most critical function. This role is played, in part, by rating agencies, including the acknowledged market leaders, Standard & Poor's (S&P), Moody's Investors Service, Inc. (Moody's) and Fitch/IBCA (Fitch).

Rating agencies produce widely recognized credit standards...

Just as loan officers review the creditworthiness of mortgage applicants, rating agencies have established credit standards that are used to analyze municipal and corporate borrowers. Approximately 97% of the municipal bonds issued in 2000 were accorded a rating from a major rating agency.

The agencies base their ratings on many considerations, including:
- The capacity of the borrower to make timely interest payments and repay principal;
-    The maturity and nature of the debt obligation;
- Protective covenants for lenders in the event of bankruptcy or a significant change in the borrower's revenue outlook.
From AAA to D, ratings provide an objective assessment of credit risk...

Bonds rated BBB(S&P or Fitch)/Baa(Moody's) or above are considered investment-grade, with bonds rated AAA (S&P or Fitch)/Aaa(Moody's) deemed to be of the highest quality and AA/Aa rated bonds considered high quality.* Bonds rated below BBB/ Baa are non-investment grade, with gradations below that tier reflecting different levels of risk. For example, BB rated bonds are considered speculative; B, highly speculative; a rating of CCC or below indicates a risk of default, and a D rating, default. Ratings are subject to routine follow-up reviews and may be changed or withdrawn due to changes in an issuer's underlying fundamentals or other pertinent circumstances. Typically, bonds may rise or fall in value in the wake of an upgrade or downgrade.

The higher the credit rating, the lower the interest rate...

Accordingly, an issuer with a AAA rating can be expected to issue new bonds at or near the lowest prevailing interest rate. Conversely, an issuer with a lower credit rating will be required to pay higher rates.

In the secondary market, higher-rated bonds in a given category typically trade at higher prices and, therefore, lower yields than bonds of lower quality. These yield differentials are called "quality spreads," and are characterized in basis points. A basis point equals .01%. Spreads among differently rated bonds may vary according to supply, market fundamentals and investor sentiment, and such fluctuations play a major role in bond investment strategy.

Ratings are an invaluable tool for issuers and investors alike...

Ratings issued by major agencies do not represent a recommendation to buy or sell, nor are they a judgement as to a bond's suitability as an investment. They are, however, a much-needed tool used to evaluate bonds in the marketplace. The existence of a clearly defined rating system contributes to orderly and transparent markets, which is important for issuers and investors alike.

With its long history of success, the municipal bond market will likely remain the dominant pool of capital for important public works. As they have for the past century, the major ratings agencies will continue to play an important role in that vital process.

                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             August 8, 2001

* Not all bonds have ratings from S&P, Moody's or Fitch. Some may have proprietary ratings from other rating agencies or may be non-rated.

MARKET RECAP

At the outset of 2001, most indicators pointed to a faltering U.S. economy. Declining corporate profits, mounting job layoffs and a sharply falling stock market exacted a heavy toll on consumer confidence. The economy remained stalled throughout the first six months, with first quarter Gross Domestic Product growing at a tepid 1.3% pace, followed by an anemic 0.7% growth rate in the second quarter. Those figures suggested that the concerns voiced in Congressional testimony by Federal Reserve chairman Greenspan were well founded.

The Federal Reserve has aggressively lowered short-term interest rates in 2001...

The Fed initially signaled an easier monetary policy in the second half of 2000. Taking its cue, the bond markets, which move in the opposite direction of interest rates, rallied strongly into early 2001. Against this backdrop, with inflation posing little threat, the Federal Reserve launched an aggressive effort to jump-start the economy. Beginning in early January, the Fed initiated a series of interest rate cuts and, by the end of June, had reduced its benchmark Federal Funds rate -- a key short-term interest rate barometer -- by 275 basis points (2.75%).

As recession fears subsided somewhat, the bond market rally paused in the spring...

The bond market corrected somewhat in late spring. The Lehman Brothers Municipal Bond Index -- a broad-based, unmanaged index of municipal bonds -- reflected that pullback. The Index, which had a total return of 9.98% for the year ended June 30, 2001, had a return of just 2.88% for the final six months of that period.*

The market correction was accompanied by a steepening of the Treasury yield curve. That is, long-term bonds underperformed shorter-maturity bonds and, as a result, the yield spread between 30-year Treasury bonds and 1-year Treasuries went from 17 basis points (0.17%) on December 31, 2000 to 213 basis points (2.13%) on June 30, 2001. This change from a relatively flat yield curve to a normal, positive-sloping curve suggests that investors have grown increasingly confident in recent months that the Fed's interest rate actions should avert a full-scale recession.

[CHART]

An uncertain economy has made municipal bonds an attractive investment option...

Municipal bonds have attracted more attention from investors in the past year, especially given the uncertain economic outlook and the continuing difficulties in the equity market. The municipal sector has also proven significantly less volatile than the corporate bond market, which has been characterized by high default rates. Because the recently passed tax cuts will be phased in over 10 years, they are not expected to reduce demand significantly for municipal bonds in the near-term.

On the supply side, a weaker economy could result in lower revenues for states and municipalities, possibly resulting in increased funding needs. In addition, at these lower interest rate levels, bond refinancings could add to municipal supply. However, while these areas will bear watching, we believe that bonds continue to offer good income opportunities and a measure of refuge from recent market volatility, and merit consideration for today's tax-conscious investor.

*It is not possible to invest directly in an Index.

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

MANAGEMENT DISCUSSION

- The U.S. economy slowed significantly in the first half of 2001, amid declining industrial production and mounting layoffs in the technology and telecom sectors. The financial markets, characterized by growing volatility, reflected growing unease about the economy. The nation's June 2001 jobless rate was 4.5%, up from 4.0% a year ago.

- Hospital bonds constituted the Fund's largest sector weighting at June 30. The hospital industry has been under pressure to reduce costs in response to stricter reimbursement policies. The Fund focused on institutions with strong fundamentals that are likely to emerge as leaders in an increasingly competitive market.

- Escrowed bonds were among the Fund's largest commitments. Escrowed bonds are pre-refunded to their approaching call dates and, thus, continue to deliver above-average income. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality.

- Insured* transportation bonds provided opportunities in high quality issues. With many states launching major projects to upgrade their highway systems, user-financed turnpike authority issues were attractive in an uncertain economy.

- Non-rated bonds in the assisted living, nursing home and industrial development revenue sectors provided good income and the potential for future upgrades. Given the proliferation of insured bonds in recent years, the non-rated segment of the market provided some compelling, research-driven opportunities.

- Management continued its efforts to improve the Fund's call protection. With the sharp decline in interest rates, investors must be mindful of approaching call dates. Call protection has therefore become an increasingly important strategic consideration.

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 2.10% during the six months ended June 30, 2001.1 This return was the result of a decrease in net asset value (NAV) to $9.32 per share on June 30, 2001 from $9.37 on December 31, 2000, and the reinvestment of $0.243 in dividends.2

- The Fund's Class B shares had a total return of 1.95% during the six months ended June 30, 2001.1 This return was the result of a decrease in NAV to $9.27 per share on June 30, 2001 from $9.30 on December 31, 2000 and the reinvestment of $0.210 in dividends.2

- The Fund's Class I shares had a total return of 2.25% during the six months ended June 30, 2001.1 This return was the result of a decrease in NAV to $10.19 per share on June 30, 2001 from $10.24 on December 31, 2000 and the reinvestment of $0.276 in dividends.2

- Based on the Fund's most recent dividends and NAVs on June 30, 2001 of $9.32 per share for Class A, $9.27 for Class B and $10.19 for Class I, the Fund's distribution rates were 5.20%, 4.48% and 5.47%, respectively.3 The distribution rates of Class A, Class B and Class I are equivalent to taxable rates of 8.61%, 7.42% and 9.06%, respectively.4

- The SEC30-day yields for Class A, B and I shares at June 30 were 5.08%, 4.58% and 5.59%, respectively.5 The SEC30-day yields of Class A, Class B and Class I are equivalent to taxable yields of 8.41%, 7.58% and 9.25%, respectively.4

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. There is generally no sales charge for the Class I shares. (2) Aportion of the Fund's income may be subject to federal, state and local taxes. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume the maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. There is generally no sales charge for the Class I shares. (7) Fund Overview is subject to change. *Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

FUND INFORMATION AS OF JUNE 30, 2001

PERFORMANCE(6)                   CLASS A   CLASS B   CLASS I

Average Annual Total Returns
(at net asset value)

One Year                          11.85%    11.21%    12.18%
Five Years                         N.A.      N.A.      6.88
Ten Years                          N.A.      N.A.      7.27
Life of Fund+                      3.81      2.78      7.33

SEC Average Annual Total Returns
(including sales charge or
applicable CDSC)

One Year                           6.52%     6.21%    12.18%
Five Years                          N.A.      N.A.     6.88
Ten Years                           N.A.      N.A.     7.27
Life of Fund+                      2.36      2.02      7.33

+Inception dates: Class A: 1/6/98; Class B: 1/14/98; Class I: 3/16/78

FUND OVERVIEW(7)

Number of Issues                    110
Average Maturity              24.4 Yrs.
Effective Maturity            20.5 Yrs.
Average Rating                       A+
Average Call                  11.6 Yrs.
Average Dollar Price             $91.15

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.5%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.2%
------------------------------------------------------------------------
    $   990       Bell County, TX, Health Facilities        $  1,066,418
                  Authority, (Care Institute, Inc. -
                  Texas), 9.00%, 11/1/24
        980       St. Paul, MN, Housing and Redevelopment,     1,057,273
                  (Care Institute, Inc. - Highland),
                  8.75%, 11/1/24
------------------------------------------------------------------------
                                                            $  2,123,691
------------------------------------------------------------------------
Education -- 4.5%
------------------------------------------------------------------------
    $ 2,000       Massachusetts Development Finance         $  1,939,480
                  Agency, (Boston University),
                  5.45%, 5/15/59
      2,500       Massachusetts HEFA, (Boston College),        2,243,375
                  4.75%, 6/1/31
      2,500       New York Dormitory Authority,                2,278,525
                  (Rockefeller University), 4.75%, 7/1/37
      1,750       Ohio Higher Educational Facilities           1,599,762
                  Authority, (Oberlin College), Variable
                  Rate, 10/1/29(1)(2)
------------------------------------------------------------------------
                                                            $  8,061,142
------------------------------------------------------------------------
Electric Utilities -- 1.4%
------------------------------------------------------------------------
    $   500       Connecticut Development Authority,        $    497,200
                  (Connecticut Light and Power), Variable
                  Rate, 9/1/28(1)(2)
        500       Connecticut Development Authority,             497,200
                  (Western Mass Electric), Variable Rate,
                  9/1/28(1)(2)
      1,500       Massachusetts Municipal Wholesale            1,578,570
                  Electric Co., 6.75%, 7/1/11
------------------------------------------------------------------------
                                                            $  2,572,970
------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.0%
------------------------------------------------------------------------
    $14,000       Dawson Ridge, CO, Metropolitan District   $  3,481,660
                  #1, Escrowed to Maturity, 0.00%, 10/1/22
      1,000       Maricopa County, AZ, IDA, (Place Five        1,246,480
                  and The Greenery), Escrowed to Maturity,
                  8.625%, 1/1/27
      5,500       Massachusetts Turnpike Authority,            5,503,300
                  Escrowed to Maturity, 5.00%, 1/1/20
      2,500       San Joaquin Hills Transportation             1,357,175
                  Corridor Agency, CA, Toll Road Bonds,
                  Escrowed to Maturity, 0.00%, 1/1/14
     10,000       San Joaquin Hills Transportation             2,802,900
                  Corridor Agency, CA, Toll Road Bonds,
                  Escrowed to Maturity, 0.00%, 1/1/25
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
------------------------------------------------------------------------
    $ 6,000       Savannah, GA, EDA, Escrowed to Maturity,  $  1,575,840
                  0.00%, 12/1/21
------------------------------------------------------------------------
                                                            $ 15,967,355
------------------------------------------------------------------------
General Obligations -- 4.6%
------------------------------------------------------------------------
    $ 1,465       Bell Mountain Ranch, CO, Metropolitan     $  1,402,679
                  District, 6.625%, 11/15/25
        125       California, Variable Rate, 12/1/23(2)(3)       236,700
      2,000       Florida Board of Education,                  1,820,220
                  4.75%, 6/1/28
      2,000       Georgia, 4.25%, 8/1/18                       1,834,320
      3,000       North East, TX, Independent School           2,823,990
                  District, 5.00%, 2/1/30
------------------------------------------------------------------------
                                                            $  8,117,909
------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.9%
------------------------------------------------------------------------
    $   530       Suffolk County, NY, Industrial            $    547,066
                  Development Agency, Civic Facility
                  Revenue, (Alliance of Long Island
                  Agencies), 7.50%, 9/1/15
      2,445       Tax Revenue Exempt Securities Trust,         2,186,648
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 5.50%, 12/1/36
      2,054       Tax Revenue Exempt Securities Trust,         1,807,849
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 5.50%, 12/1/36
        581       Tax Revenue Exempt Securities Trust,           534,920
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 6.00%, 12/1/36
------------------------------------------------------------------------
                                                            $  5,076,483
------------------------------------------------------------------------
Hospital -- 11.8%
------------------------------------------------------------------------
    $   980       Bell County, TX, (Heritage Oaks           $    803,296
                  Healthcare), 6.70%, 6/1/29
      1,095       Birmingham, AL, Health Care Facilities       1,095,000
                  Financing Authority, Variable Rate,
                  11/15/20
      1,500       California Health Facilities Authority,      1,668,315
                  (Cedars Sinai Medical Center), Variable
                  Rate, 12/1/34(1)(2)
      1,000       Chautauqua County, NY, IDA, (Women's           845,830
                  Christian Association), 6.40%, 11/15/29
      1,885       Colorado Health Facilities Authority,        1,925,452
                  (Rocky Mountain Adventist),
                  6.625%, 2/1/22
      1,500       Forsyth County, GA, Hospital Authority,      1,381,290
                  (Georgia Baptist Health Care System),
                  6.375%, 10/1/28
      1,820       Louisiana Public Facilities Authority,       1,835,434
                  (General Health Systems),
                  6.80%, 11/1/16

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
    $ 2,900       Massachusetts HEFA, (Partners Healthcare  $  2,701,263
                  System), 5.25%, 7/1/29
      3,000       New Jersey Health Care Facilities            3,044,820
                  Financing Authority, (Trinitas
                  Hospital), 7.50%, 7/1/30
      1,575       Oneida County, NY, IDA, (St. Elizabeth       1,336,781
                  Medical Center), 5.75%, 12/1/19
      2,000       Orange County, FL, Health Facilities         1,804,640
                  Authority, (Westminster Community Care),
                  6.60%, 4/1/24
        265       Prince George's County, MD, (Greater           102,687
                  Southeast Healthcare System),
                  6.20%, 1/1/08(4)
      1,030       Prince George's County, MD, (Greater           399,125
                  Southeast Healthcare System),
                  6.375%, 1/1/23(4)
      1,135       Rochester, MN, Health Care Facilities,       1,153,239
                  (Mayo Clinic), Variable Rate,
                  11/15/27(1)(2)
      1,100       San Benito, CA, Health Care District,          937,992
                  5.40%, 10/1/20
------------------------------------------------------------------------
                                                            $ 21,035,164
------------------------------------------------------------------------
Housing -- 4.3%
------------------------------------------------------------------------
    $ 1,300       Florida Capital Projects Finance          $  1,300,325
                  Authority, Student Housing Revenue,
                  (Catra Capital Corp.), 7.75%, 8/15/20
        400       Florida Capital Projects Finance               401,460
                  Authority, Student Housing Revenue,
                  (Catra Capital Corp.), 9.50%, 8/15/05
      2,500       Georgia Private Colleges and                 2,477,550
                  Universities Authority, Student Housing
                  Revenue, (Mercer Housing Corp.),
                  6.00%, 6/1/31
      1,455       Lake Creek, CO, (Affordable Housing          1,366,667
                  Corp.), 6.25%, 12/1/23
        930       Maricopa County, AZ, IDA, (National            866,546
                  Health Facilities II), 6.375%, 1/1/19
      1,310       North Little Rock, AR, Residential           1,246,570
                  Housing Facilities, (Parkstone Place),
                  6.50%, 8/1/21
------------------------------------------------------------------------
                                                            $  7,659,118
------------------------------------------------------------------------
Industrial Development Revenue -- 5.4%
------------------------------------------------------------------------
    $   545       Florence County, SC, (Stone Container),   $    544,580
                  7.375%, 2/1/07
      1,000       Hardeman County, TN, (Correctional           1,003,580
                  Facilities Corp.), 7.75%, 8/1/17
      1,000       Iowa Finance Authority, (Southbridge           964,830
                  Mall), 6.375%, 12/1/13
      2,100       Mississippi Business Finance Corp.,          1,986,789
                  (System Energy Resources, Inc.),
                  5.90%, 5/1/22
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
    $ 1,750       New Jersey EDA, (Holt Hauling),           $  1,627,360
                  7.75%, 3/1/27
      2,450       Port Camas-Washougan, WA, (James River),     2,475,578
                  6.70%, 4/1/23
      1,005       Valdez, AK, (British Petroleum),             1,022,366
                  Variable Rate, 8/1/25(1)(2)
------------------------------------------------------------------------
                                                            $  9,625,083
------------------------------------------------------------------------
Insured-Education -- 2.2%
------------------------------------------------------------------------
    $ 2,000       New York Dormitory Authority, (New York   $  2,117,460
                  University), (AMBAC), 5.50%, 7/1/31
      1,750       Virginia College Building Authority,         1,783,092
                  (Washington and Lee University), (MBIA),
                  5.25%, 1/1/31
------------------------------------------------------------------------
                                                            $  3,900,552
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.9%
------------------------------------------------------------------------
    $ 2,710       Piedmont, SC, Municipal Power Agency,     $  2,465,260
                  (MBIA), 4.75%, 1/1/25
        800       Puerto Rico Electric Power Authority,          858,000
                  STRIPES, (FSA), Variable Rate, 7/1/03(1)
------------------------------------------------------------------------
                                                            $  3,323,260
------------------------------------------------------------------------
Insured-General Obligations -- 3.6%
------------------------------------------------------------------------
    $ 2,000       California, AMBAC, Variable Rate,         $  2,137,120
                  5/1/26(1)(2)
      1,500       California, Residual Certificates,           1,589,505
                  (AMBAC), Variable Rate, 10/1/30(2)(3)
      1,500       Chicago, IL, (MBIA), 5.00%, 1/1/41           1,383,000
        600       Detroit, MI, School District, (FGIC),          544,386
                  4.75%, 5/1/28
      2,340       Merced, CA, Union High School District,        829,858
                  (FGIC), 0.00%, 8/1/20
------------------------------------------------------------------------
                                                            $  6,483,869
------------------------------------------------------------------------
Insured-Hospital -- 2.0%
------------------------------------------------------------------------
    $ 3,805       Maryland HEFA, (Medlantic/Helix Issue),   $  3,600,367
                  (AMBAC), 5.25%, 8/15/38
------------------------------------------------------------------------
                                                            $  3,600,367
------------------------------------------------------------------------
Insured-Housing -- 1.2%
------------------------------------------------------------------------
    $ 1,000       SCA MFMR Receipts, Burnsville, MN,        $  1,072,040
                  (FSA), 7.10%, 1/1/30

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Housing (continued)
------------------------------------------------------------------------
    $ 1,000       SCA MFMR Receipts, Springfield, MO,       $  1,072,040
                  (FSA), 7.10%, 1/1/30
------------------------------------------------------------------------
                                                            $  2,144,080
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.5%
------------------------------------------------------------------------
    $ 2,500       Saint Louis, MO, IDA, (Convention Center  $    945,800
                  Hotel), (AMBAC), 0.00%, 7/15/19
------------------------------------------------------------------------
                                                            $    945,800
------------------------------------------------------------------------
Insured-Transportation -- 7.5%
------------------------------------------------------------------------
    $ 1,500       Central Puget Sound, WA, Transportation   $  1,345,650
                  Authority, (FGIC), 4.75%, 2/1/28
      1,500       Florida Turnpike Authority, (Department      1,321,665
                  of Transportation), (FGIC),
                  4.50%, 7/1/27
      1,500       Metropolitan Transportation Authority,       1,500,480
                  NY, Commuter Facilities Revenue,
                  (AMBAC), 5.00%, 7/1/20
      2,000       Metropolitan Transportation Authority,       1,977,620
                  NY, Commuter Facilities Revenue, (FGIC),
                  5.00%, 4/1/23
      1,500       Ohio Turnpike Commission, (FGIC),            1,369,755
                  4.75%, 2/15/28
      3,750       Ohio Turnpike Commission, (FGIC),            3,992,625
                  5.50%, 2/15/18
      2,000       Puerto Rico Highway and Transportation       1,848,200
                  Authority, (FSA), 4.75%, 7/1/38
------------------------------------------------------------------------
                                                            $ 13,355,995
------------------------------------------------------------------------
Insured-Water and Sewer -- 4.8%
------------------------------------------------------------------------
    $ 1,000       Fairmont, WV, Waterworks, (AMBAC),        $    879,020
                  4.50%, 7/1/24
      1,000       Henry County, GA, Water and Sewer            1,032,990
                  Authority, (FGIC), 5.625%, 2/1/30
      1,000       Loudoun County, VA, Sanitation                 916,980
                  Authority, Water and Sewer Revenue,
                  (MBIA), 4.75%, 1/1/30
      2,000       Louisville and Jefferson County, KY,         1,819,520
                  Metropolitan Sewer District and Drainage
                  System, (FGIC), 4.75%, 5/15/28
      3,000       New York City, NY, Municipal Water           2,726,430
                  Finance Authority, (Water and Sewer
                  System), (FGIC), 4.75%, 6/15/31
    $ 1,250       Prince William County, VA, Service        $  1,152,825
                  Authority Water and Sewer System,
                  (FGIC), 4.75%, 7/1/29
------------------------------------------------------------------------
                                                            $  8,527,765
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Miscellaneous -- 1.4%
------------------------------------------------------------------------
    $ 1,000       Barona, CA, (Band of Mission Indians),    $  1,008,170
                  8.25%, 1/1/20
        500       San Juan, NM, Pueblo Development               477,765
                  Authority, 7.00%, 10/15/06
      1,000       Santa Fe, NM, (Crow Hobbs),                  1,049,220
                  8.50%, 9/1/16
------------------------------------------------------------------------
                                                            $  2,535,155
------------------------------------------------------------------------
Nursing Home -- 4.2%
------------------------------------------------------------------------
    $ 1,385       Bell County, TX, (Riverside Healthcare,   $  1,475,898
                  Inc. - Normandy Terrace), 9.00%, 4/1/23
        920       Clovis, NM, IDR, (Retirement Ranches,          929,798
                  Inc.), 7.75%, 4/1/19
      1,000       Colorado HFA, (Volunteers of America),         805,220
                  5.875%, 7/1/28
         95       Covington-Allegheny County, VA, IDA,            95,361
                  (Beverly Enterprises), 9.375%, 9/1/01
      1,100       Massachusetts IFA, (Age Institute of         1,125,729
                  Massachusetts), 8.05%, 11/1/25
      1,210       Montgomery, PA, IDA, (Advancement of         1,245,659
                  Geriatric Health Care Institute),
                  8.375%, 7/1/23
        680       Tarrant County, TX, Health Facilities          203,504
                  Authority, (3927 Foundation),
                  10.25%, 9/1/19(4)
      1,700       Wisconsin HEFA, (Wisconsin Illinois          1,584,927
                  Senior Housing), 7.00%, 8/1/29
------------------------------------------------------------------------
                                                            $  7,466,096
------------------------------------------------------------------------
Senior Living / Life Care -- 5.1%
------------------------------------------------------------------------
    $ 1,250       Albuquerque, NM, Retirement Facilities,   $  1,002,988
                  (La Vida Liena Retirement Center),
                  5.75%, 12/15/28
      1,490       Albuquerque, NM, Retirement Facilities,      1,296,985
                  (La Vida Liena Retirement Center),
                  6.60%, 12/15/28
      1,290       Grove City, PA, Area Hospital Authority,     1,227,693
                  (Grove Manor), 6.625%, 8/15/29
      1,500       Kansas City, MO, IDA, (Kingswood United      1,253,070
                  Methodist Manor), 5.875%, 11/15/29
      2,500       North Central, TX, Health Facility           2,500,000
                  Development Corp., (Dallas Jewish
                  Community Foundation), 5.20%, 12/1/30
      1,485       North Miami, FL, Health Facilities           1,286,886
                  Authority, (Imperial Club),
                  6.75%, 1/1/33
        550       Ohio HFA, Retirement Rental Housing,           469,354
                  (Encore Retirement Partners),
                  6.75%, 3/1/19
------------------------------------------------------------------------
                                                            $  9,036,976
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 5.9%
------------------------------------------------------------------------
    $ 1,240       Brentwood, CA, Infrastructure Financing   $  1,197,009
                  Authority, 5.60%, 9/2/19
      1,515       Fleming Island, FL, Plantation Community     1,528,893
                  Development District, 6.30%, 2/1/05
      1,500       Frederick County, MD, Urbana Community       1,499,985
                  Development Authority, 6.625%, 7/1/25
      1,625       Lincoln, CA, Public Financing Authority,     1,636,408
                  (Twelve Bridges), 6.20%, 9/2/25
      1,200       New York City, NY, Transitional Finance      1,110,396
                  Authority, 4.75%, 11/1/23
      3,500       New York State Local Government              3,467,205
                  Assistance Corp., 5.00%, 4/1/21
------------------------------------------------------------------------
                                                            $ 10,439,896
------------------------------------------------------------------------
Transportation -- 7.3%
------------------------------------------------------------------------
    $ 1,500       Connector 2000 Association, Inc., SC,     $  1,225,410
                  Bridge & Toll Road, (Southern
                  Connector), 5.25%, 1/1/23
     10,000       Foothill/Eastern Transportation Corridor     4,241,000
                  Agency, CA, 0.00%, 1/1/18
      3,500       New Jersey Transportation Trust Fund         3,543,260
                  Authority, Residual Certificates,
                  Variable Rate, 6/15/17(1)(2)
      1,500       New Jersey Turnpike Authority, RITES,        1,662,225
                  Variable Rate, 1/1/30(2)(3)
      2,250       Puerto Rico Highway and Transportation       2,314,508
                  Authority, 5.50%, 7/1/36(5)
------------------------------------------------------------------------
                                                            $ 12,986,403
------------------------------------------------------------------------
Utilities - Electrical and Gas -- 2.2%
------------------------------------------------------------------------
    $ 4,435       San Antonio, TX, Electric and Natural     $  4,003,120
                  Gas, 4.50%, 2/1/21
------------------------------------------------------------------------
                                                            $  4,003,120
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 1.6%
------------------------------------------------------------------------
    $    30       Los Angeles, CA, Department of Water and  $    300,645
                  Power, Variable Rate, 2/15/30(2)(3)
      3,000       Metropolitan Water District, (Southern       2,590,770
                  California Waterworks), Variable Rate,
                  7/1/27(2)(3)
------------------------------------------------------------------------
                                                            $  2,891,415
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.5%
   (identified cost $168,244,542)                           $171,879,664
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.5%                      $  6,217,149
------------------------------------------------------------------------
Net Assets -- 100.0%                                        $178,096,813
------------------------------------------------------------------------

 At June 30, 2001, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

 California                                               12.7%
 New York                                                 10.1%
 Others, representing less than 10% individually          73.7%

 The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2001, 24.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.8% to 10.5% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Non-income producing security.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $168,244,542)                          $171,879,664
Cash                                         2,790,766
Receivable for investments sold                 20,000
Receivable for Fund shares sold                719,987
Interest receivable                          3,318,270
Receivable for daily variation margin on
   open
   financial futures contracts                   2,031
Prepaid expenses                                 1,064
------------------------------------------------------
TOTAL ASSETS                              $178,731,782
------------------------------------------------------
Liabilities
------------------------------------------------------
Dividends payable                         $    424,073
Payable for Fund shares redeemed               155,590
Payable to affiliate for Trustees' fees          3,507
Accrued expenses                                51,799
------------------------------------------------------
TOTAL LIABILITIES                         $    634,969
------------------------------------------------------
NET ASSETS                                $178,096,813
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $179,293,476
Accumulated net realized loss (computed
   on the
   basis of identified cost)                (5,092,825)
Accumulated undistributed net investment
   income                                      268,880
Net unrealized appreciation (computed on
   the
   basis of identified cost)                 3,627,282
------------------------------------------------------
TOTAL                                     $178,096,813
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 57,881,853
SHARES OUTSTANDING                           6,207,429
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.32
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $9.32)       $       9.78
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 34,406,301
SHARES OUTSTANDING                           3,713,416
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.27
------------------------------------------------------
Class I Shares
------------------------------------------------------
NET ASSETS                                $ 85,808,659
SHARES OUTSTANDING                           8,421,813
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.19
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
-----------------------------------------------------
Interest                                  $ 5,362,071
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 5,362,071
-----------------------------------------------------
Expenses
-----------------------------------------------------
Investment adviser fee                    $   416,598
Trustees' fees and expenses                     6,811
Distribution and service fees--
   Class A                                     68,189
   Class B                                    152,453
Transfer and dividend disbursing agent
   fees                                        44,291
Custodian fee                                  52,711
Legal and accounting services                  25,087
Registration fees                              19,367
Printing and postage                            5,763
Miscellaneous                                  25,749
-----------------------------------------------------
TOTAL EXPENSES                            $   817,019
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    20,038
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    20,038
-----------------------------------------------------

NET EXPENSES                              $   796,981
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 4,565,090
-----------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   248,201
   Financial futures contracts                (79,179)
-----------------------------------------------------
NET REALIZED GAIN                         $   169,022
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,471,460)
   Financial futures contracts                430,811
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,040,649)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (871,627)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 3,693,463
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      4,565,090  $       8,637,825
   Net realized gain (loss)                        169,022         (2,815,318)
   Net change in unrealized
      appreciation (depreciation)               (1,040,649)        16,435,514
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $      3,693,463  $      22,258,021
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (1,429,834) $      (2,689,583)
      Class B                                     (689,557)        (1,121,269)
      Class I                                   (2,327,152)        (4,795,419)
In excess of net investment income
      Class A                                           --            (19,797)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (4,446,543) $      (8,626,068)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     10,099,288  $      12,938,387
      Class B                                    8,509,629          8,616,668
      Class I                                    3,293,097          7,529,063
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      498,939            936,570
      Class B                                      356,153            622,086
      Class I                                    1,109,669          2,045,902
   Cost of shares redeemed
      Class A                                   (5,735,420)       (14,185,370)
      Class B                                   (2,573,695)        (5,863,309)
      Class I                                   (3,856,332)       (16,225,946)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     11,701,328  $      (3,585,949)
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     10,948,248  $      10,046,004
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    167,148,565  $     157,102,561
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    178,096,813  $     167,148,565
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $        268,880  $          11,757
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              CLASS A
                                  ----------------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001        -------------------------------------------
                                  (UNAUDITED)(1)(2)      2000         1999          1998(1)(3)
--------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.370         $  8.590     $ 9.970          $10.000
--------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------
Net investment income                 $  0.246         $  0.502     $ 0.505          $ 0.502
Net realized and unrealized
   gain (loss)                          (0.053)           0.776      (1.357)           0.099
--------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.193         $  1.278     $(0.852)         $ 0.601
--------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------
From net investment income            $ (0.243)        $ (0.495)    $(0.504)         $(0.522)
In excess of net investment
   income                                   --           (0.003)     (0.008)              --
From net realized gain                      --               --          --           (0.061)
In excess of net realized gain              --               --      (0.016)          (0.048)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.243)        $ (0.498)    $(0.528)         $(0.631)
--------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.320         $  9.370     $ 8.590          $ 9.970
--------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           2.10%           15.38%      (8.85)%           6.07%
--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 57,882         $ 53,271     $49,427          $32,352
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.95%(5)         0.97%       0.71%            0.65%
   Expenses after custodian
      fee reduction                       0.93%(5)         0.96%       0.69%            0.60%
   Net investment income                  5.33%(5)         5.60%       5.31%            5.07%
Portfolio Turnover                           6%              46%         80%              38%
--------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $.001, increase net realized and unrealized losses per share by $.001, and increase the ratio of net investment income to average net assets from 5.30% to 5.33%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the commencement of offering of Class A shares, January 6, 1998, to December 31, 1998.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               CLASS B
                                  -----------------------------------------------------------------
                                  SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001        --------------------------------------------
                                  (UNAUDITED)(1)(2)      2000         1999           1998(1)(3)
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.300         $  8.520     $  9.880          $10.000
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income                 $  0.220         $  0.426     $  0.431          $ 0.416
Net realized and unrealized
   gain (loss)                          (0.040)           0.779       (1.343)           0.006
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.180         $  1.205     $ (0.912)         $ 0.422
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net investment income            $ (0.210)        $ (0.425)    $ (0.430)         $(0.433)
In excess of net investment
   income                                   --               --       (0.002)              --
From net realized gain                      --               --           --           (0.051)
In excess of net realized gain              --               --       (0.016)          (0.058)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.210)        $ (0.425)    $ (0.448)         $(0.542)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.270         $  9.300     $  8.520          $ 9.880
---------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           1.95%           14.58%       (9.51)%           4.03%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 34,406         $ 28,222     $ 22,738          $10,008
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.70%(5)         1.71%        1.47%            1.39%
   Expenses after custodian
      fee reduction                       1.68%(5)         1.70%        1.45%            1.34%
   Net investment income                  4.80%(5)         4.86%        4.61%            4.33%
Portfolio Turnover                           6%              46%          80%              38%
---------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $.001, increase net realized and unrealized losses per share by $.001, and increase the ratio of net investment income to average net assets from 4.77% to 4.80%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the commencement of offering of Class B shares, January 14, 1998, to December 31, 1998.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      CLASS I
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001        -----------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2000        1999        1998(1)        1997        1996
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.240         $ 9.380     $10.870      $ 10.840      $10.070     $10.210
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.282         $ 0.560     $ 0.553      $  0.574      $ 0.584     $ 0.605
Net realized and unrealized
   gain (loss)                          (0.056)          0.857      (1.464)        0.141        0.785      (0.143)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.226         $ 1.417     $(0.911)     $  0.715      $ 1.369     $ 0.462
------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.276)        $(0.557)    $(0.554)     $ (0.576)     $(0.584)    $(0.594)
In excess of net investment
   income                                   --              --      (0.009)           --       (0.015)     (0.008)
From net realized gain                      --              --          --        (0.109)          --          --
In excess of net realized gain              --              --      (0.016)           --           --          --
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.276)        $(0.557)    $(0.579)     $ (0.685)     $(0.599)    $(0.602)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.190         $10.240     $ 9.380      $ 10.870      $10.840     $10.070
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.25%          15.63%      (8.69)%        6.75%       14.13%       4.78%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $85,809         $85,656     $84,938      $105,824      $92,375     $88,184
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.70%(4)        0.77%       0.69%         0.70%        0.81%       0.78%
   Expenses after custodian
      fee reduction                       0.68%(4)        0.76%       0.67%         0.65%        0.77%       0.74%
   Net investment income                  5.58%(4)        5.82%       5.38%         5.25%        5.69%       6.12%
Portfolio Turnover                           6%             46%         80%           38%          34%         30%
------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $.001, increase net realized and unrealized losses per share by $.001, and increase the ratio of net investment income to average net assets from 5.55% to 5.58%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares generally are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest available bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures are normally valued at the mean between the latest bid and asked prices. Investments, if any, for which there are no such valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities. Effective January 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to January 1, 2001, the Fund amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Fund's net assets, but resulted in a $138,576 increase in cost of securities and a corresponding $138,576 decrease in net unrealized appreciation, based on securities held by the Fund on December 31, 2000.

   The effect of this change for the six months ended June 30, 2001 was to increase net investment income by $29,476, decrease net realized gain by $1,206 and decrease net unrealized appreciation by $28,270.

   The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes in policy.

 C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders. At December 31, 2000, the Fund, for federal income tax purposes had a capital loss carryover of $5,125,084 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2007 ($1,863,510) and December 31, 2008 ($3,261,574). Additionally, at December 31, 2000, net capital losses of $437,596 attributable to security transactions incurred after October 31, 2000 are treated as arising on the first day of the Fund's current taxable year.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options on Financial Futures
    Contracts -- Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   Transactions in shares of beneficial interest were as follows:

                                                 SIX MONTHS
                                                    ENDED           YEAR ENDED
                                                JUNE 30, 2001      DECEMBER 31,
    CLASS A                                      (UNAUDITED)           2000
    -----------------------------------------------------------------------------
    Sales                                           1,083,226         1,429,904
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       53,718           115,168
    Redemptions                                      (615,509)       (1,615,228)
    -----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           521,435           (70,156)
    -----------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED           YEAR ENDED
                                                JUNE 30, 2001      DECEMBER 31,
    CLASS B                                      (UNAUDITED)           2000
    -----------------------------------------------------------------------------
    Sales                                             918,681           969,954
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       38,479            70,991
    Redemptions                                      (277,584)         (675,861)
    -----------------------------------------------------------------------------
    NET INCREASE                                      679,576           365,084
    -----------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED           YEAR ENDED
                                                JUNE 30, 2001      DECEMBER 31,
    CLASS I                                      (UNAUDITED)           2000
    -----------------------------------------------------------------------------
    Sales                                             324,253           770,269
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                      109,298           230,650
    Redemptions                                      (379,329)       (1,692,622)
    -----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            54,222          (691,703)
    -----------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at the monthly rate of 0.025% (0.300% per annum) of the average daily net assets and 3.00% of gross income (excluding net realized gains on sales of securities) up to $500 million and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended June 30, 2001, the fee was equivalent to 0.50% (annualized) of the Fund's average daily net assets for such period and amounted to $416,598. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $11,124 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2001.

   Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Service Plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Class B net assets. The Fund paid or accrued distribution fees of $114,198 for Class B shares to EVD for the six months ended June 30, 2001, representing 0.75% (annualized) of the average daily net assets for Class B shares. At June 30, 2001, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,328,000.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and /or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2001 amounted to $68,189 and $38,255 for Class A and Class B shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $65,000 of CDSC paid by Class B shareholders for the six months ended June 30, 2001.

7 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales of investments, other than short-term obligations, aggregated $18,002,325 and $10,293,540 respectively.
8 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2001.

9 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $168,154,924
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,542,249
    Gross unrealized depreciation               (4,817,509)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,724,740
    ------------------------------------------------------

10 Financial Instruments
-------------------------------------------
   The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at June 30, 2001 is as follows:

                                     FUTURES CONTRACTS
    ------------------------------------------------------------------------------------
    EXPIRATION                                                            NET UNREALIZED
    DATE                            CONTRACTS   POSITION                   DEPRECIATION
    ------------------------------------------------------------------------------------
                                     5
                                     Municipal
                                     Bond
    9/01                             Futures    Short                           (7,840)
    ------------------------------------------------------------------------------------

   At June 30, 2001, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL BOND FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President and
Portfolio Manager

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9656
Providence, RI 02940-9653
(800) 262-1122


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122





EATON VANCE MUNICIPAL BOND FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109




       This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund,
                   including its sales charges and expenses.
      Please read the prospectus carefully before you invest or send money.

279-8/01                                                                   MBSRC